------------------------------------------------------
CLARION CMBS VALUE FUND, INC.
------------------------------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer and Compliance Officer

Joanne Vitale
Secretary and Director

Robert S. Kopchains
Vice President

I. Trevor Rozowsky
Director

Stephen C. Asheroff
Director

E. Robert Roskind
Director

Steven N. Fayne
Director

------------------------------------------------------

Investment Adviser

         Clarion Capital, LLC
         335 Madison Avenue
         New York, NY 10017

------------------------------------------------------

Administrator

         The Bank of New York
         101 Barclay Street
         New York, NY 10286

------------------------------------------------------

Custodian

         The Bank of New York
         100 Church Street
         New York, NY 10286

------------------------------------------------------


                  -------------------------------------------

                               CLARION CMBS VALUE
                                   FUND, INC.


                  -------------------------------------------

                                  Annual Report
                                October 31, 2002

                          CLARION CMBS VALUE FUND, INC.
          c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                                Tel 212-883-2500



January 2003

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,

Enclosed is the Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2001 through October 31, 2002. As of October 31, 2002, the net asset value of the Master Fund was $359,980,653, which included investments in 67 commercial real estate debt securities and 1 agency investment, with a net investment value of $355,209,725 and investments in cash equivalents and other assets with a net investment value of $4,770,928.

For the twelve months ending October 31, 2002, the Fund generated a net total return of 14.30% compared to a return of -0.08% for the CS First Boston Global High Yield Index and 6.22% for the Lehman Brothers Aggregate Index.

From a credit perspective, the average credit rating of the Fund is BBB- with 76% of the portfolio rated BBB or BB. The bonds in the portfolio are supported by nearly 6,500 commercial mortgage loans, providing diversification by property type, geographic region and borrower. The average mortgage origination date for all collateral loans is 1999, with a range of 1994 to 2002.

The Fund continues to provide a consistent source of cash flow for shareholders. For the year ended October 31, 2002, the Fund made monthly distributions to shareholders at an annual rate of 7.28%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.17%.

In short, we believe that the Clarion CMBS Value Fund continues to be one of the most attractive investments available to institutional investors.

Daniel Heflin
President

Performance Information

             Growth in Value of a $10,000 Investment in the Clarion
                 CMBS Value Fund, the Lehman Brothers Aggregate
             Intermediate Index and the CSFB Global High Yield Index

                                    [GRAPH]

The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The CSFB Global High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. The Index covers issues that must be $US-denominated straight corporate debt rated BBB+ or lower.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index and the CSFB Global High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                                 One Year Ended       Five Years Ended          Inception to
                                                 October 31, 2002    October 31, 2002 (a)    October 31, 2002 (b)
                                                 ----------------    --------------------    --------------------
Clarion CMBS Value Fund, Inc.                         14.30%               8.82%                    10.67%
Lehman Brothers Aggregate Intermediate Index           6.22%               7.37%                     8.20%
CSFB Global High Yield Index                          -0.08%               0.48%%                    5.29%

(a)  Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       Report of Independent Accountants

To the Board of Directors and Shareholders of Clarion CMBS Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Clarion CMBS Value Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 1998 were audited by other independent accountants whose report dated November 19, 1998 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
January 13, 2003

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

-----------------------------------------------------------------------------------------
Assets
   Investment in Clarion Value Fund Master LLC, at Value                     $339,485,550
-----------------------------------------------------------------------------------------
Liabilities
   Dividend Payable                                                               967,414
   Accrued Advisory Fee                                                           394,333
   Other Accrued Expenses                                                          18,788
-----------------------------------------------------------------------------------------
     Total Liabilities                                                          1,380,535
-----------------------------------------------------------------------------------------
Net Assets                                                                   $338,105,015
=========================================================================================
Net Assets Consist of:
   Paid in Capital                                                            318,873,348
   Undistributed Net Investment Income                                          8,635,241
   Accumulated Net Realized Gain                                                  206,900
   Unrealized Appreciation                                                     10,389,526
-----------------------------------------------------------------------------------------
Net Assets                                                                   $338,105,015
=========================================================================================
Net Assets                                                                   $338,105,015
Common Stock
   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)   36,100,826
   Net Asset Value Per Share                                                 $       9.37
=========================================================================================

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

----------------------------------------------------------------------------
Investment Income
   Interest Income                                             $  15,552,639
   Interest Income Allocated from the Master Fund                  6,284,856
   Expenses Allocated from the Master Fund                          (202,063)
----------------------------------------------------------------------------
     Total Investment Income                                      21,635,432
----------------------------------------------------------------------------
Expenses
   Advisory Fees                                                   1,452,597
   Administrative Fees                                                78,294
   Pricing Vendor Fee                                                 29,178
   Insurance                                                          28,626
   Transfer Agent Fees                                                26,633
   Audit Fees                                                         24,260
   Legal Fees                                                         17,756
   Custodian                                                          16,960
   Directors' Fees                                                    10,188
   Miscellaneous                                                      26,312
----------------------------------------------------------------------------
   Total Expenses                                                  1,710,804
   Waiver of Investment Advisory Fees                                (71,295)
----------------------------------------------------------------------------
     Net Expenses                                                  1,639,509
----------------------------------------------------------------------------

Net Investment Income                                             19,995,923
----------------------------------------------------------------------------
Realized Gain (Loss) on Investments
   Loss on Investments                                              (963,757)
   Gain Allocated from the Master Fund                             2,338,090
----------------------------------------------------------------------------
     Net Realized Gain                                             1,374,333
----------------------------------------------------------------------------
Net Change in Unrealized Appreciation/(Depreciation)

   Change in Appreciation from Investments                         6,062,012

   Appreciation Allocated from the Master Fund                     6,660,495
----------------------------------------------------------------------------
     Net Change in Unrealized Appreciation                        12,722,507
----------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations           $  34,092,763
============================================================================

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Year                        Year
                                                                   Ended                       Ended
                                                              October 31, 2002            October 31, 2001
                                                              ----------------            ----------------
----------------------------------------------------------------------------------------------------------
Increase in Net Assets from
Operations:

   Net Investment Income                                      $     19,995,923            $     10,404,450
   Net Realized Gain                                                 1,374,333                   1,145,608
   Net Change in Unrealized Appreciation                            12,722,507                   2,820,552
----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations           34,092,763                  14,370,610
----------------------------------------------------------------------------------------------------------
Distributions from:

   Net Investment Income                                           (16,963,169)                (10,345,421)
Capital Share Transactions:

Issued                                                             171,885,000                  35,112,000
- In Lieu of Cash Distributions                                      5,933,178                     285,826
Redeemed                                                               (12,743)                     (7,560)
----------------------------------------------------------------------------------------------------------
     Net Increase from Capital Share Transactions                  177,805,435                  35,390,266
----------------------------------------------------------------------------------------------------------
   Total Increase                                                  194,935,029                  39,415,455
Net Assets:
   Beginning of Year                                               143,169,986                 103,754,531
----------------------------------------------------------------------------------------------------------
   End of Year                                                $    338,105,015            $    143,169,986
==========================================================================================================
Shares Issued and Redeemed:
Shares Issued                                                       19,221,153                   4,041,450
- In Lieu of Cash Distributions                                        665,988                      32,853
Shares Redeemed                                                         (1,486)                       (721)
----------------------------------------------------------------------------------------------------------
                                                              $     19,885,655                   4,073,582
==========================================================================================================

                      See Notes to Financials Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2002

----------------------------------------------------------------------------------------
Cash Flows from Operating Activities:

   Net Increase in Net Assets from Operations                            $    34,092,763
   Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities:
     Net Investment Income Allocated from the Master Fund                     (6,082,793)
     Purchase of Securities                                                 (192,255,733)
     Proceeds from Sale of Securities                                         92,839,001
     Contributions to the Master Fund                                        (76,132,267)
     Withdrawals from the Master Fund                                          1,859,675
     Net Receivable/Payable Contributed to the Master Fund                    (1,550,455)
     Amortization of Premium & Accretion of Discount                          (2,339,989)
     Decrease in Interest Receivable                                           1,006,748
     Decrease in Paydown Receivable                                               64,629
     Decrease in Other Assets                                                     30,255
     Increase in Accrued Advisory Fee                                            167,564
     Decrease in Accrued Expenses                                                (60,128)
     Unrealized Appreciation                                                 (12,722,507)
     Net Realized Gain on Investments                                         (1,374,333)
----------------------------------------------------------------------------------------
        Net Cash Used in Operating Activities                               (162,457,570)
----------------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities:*

   Cash Subscriptions Received                                               171,885,000
   Cash Distributions Paid                                                   (11,051,906)
   Cash Redemptions Paid                                                         (12,743)
----------------------------------------------------------------------------------------
        Net Cash Provided by Financing Activities                            160,820,351
----------------------------------------------------------------------------------------
Net Decrease in Cash                                                          (1,637,219)
Cash at Beginning of Year                                                      1,637,219
----------------------------------------------------------------------------------------
Cash at End of Year                                                      $             -
========================================================================================

*Non-cash financing transactions not included herein consist of reinvestment of distributions of $5,933,178.

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                           Year            Year           Year          Year          Year
                                                           Ended           Ended          Ended         Ended         Ended
                                                        October 31,     October 31,    October 31,   October 31,    October 31,
                                                           2002* (1)       2001           2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $     8.83      $     8.55     $     8.14    $     8.58     $     9.66
-------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations

   Net Investment Income                                      0.95            0.70           0.69          0.70           0.68
   Net Realized and Unrealized Gain (Loss)                    0.25            0.27           0.41         (0.45)         (0.52)
-------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                  1.20            0.97           1.10          0.25           0.16
-------------------------------------------------------------------------------------------------------------------------------
Distributions

   Net Investment Income                                     (0.66)          (0.69)         (0.69)        (0.69)         (0.68)
   Net Realized Gain                                           -               -              -             -            (0.27)
   Return of Capital                                           -               -              -             -            (0.29)
-------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                     (0.66)          (0.69)         (0.69)        (0.69)         (1.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $     9.37      $     8.83     $     8.55    $     8.14     $     8.58
-------------------------------------------------------------------------------------------------------------------------------
Total Investment Return

   Net Asset Value (2) (3)                                   14.30%          11.82%         14.08%        3.10%           1.55%
-------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                   $  338,105      $  107,251     $  103,755    $   99,250     $  103,743
Ratio of Net Expenses to Average Net Assets                   0.80% (4)       0.79%          0.80%         0.80%          0.80%
Ratio of Net Investment Income to Average Net Assets          8.69%           8.03%          8.34%         8.40%          7.42%
Ratio of Voluntary Waived Fees and Expenses
   Assumed by the Adviser to Average Net Assets               0.03%           0.00%          0.00%         0.15%          0.13%
Portfolio Turnover Rate (5)                                     45%             63%            45%           29%             6%
-------------------------------------------------------------------------------------------------------------------------------

* Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total return would have been lower had certain fees not been waived during the periods.
(4)  Includes the Fund's share of expenses allocated from the Master Fund.
(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements.

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Class A Share Outstanding throughout Each Period

                                                                                     For the Period
                                                           For the Period                 Ended
                                                               Ended                   October 31,
                                                          June 30, 2002*(1)             2001 (2)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $         8.83          $        8.63
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                               0.50                   0.58
   Net Realized and Unrealized Gain (Loss)                            (0.02)                  0.20
----------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                           0.48                   0.78
----------------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                              (0.46)                 (0.58)
----------------------------------------------------------------------------------------------------------------
     Total Distributions                                              (0.46)                 (0.58)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $         8.85          $        8.83
----------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (3)                                                 5.69% (4)              9.32% (4)
----------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                        $      112,552          $      35,919
Ratio of Net Expenses to Average Net Assets                            0.74% (5)              0.85% (5)
Ratio of Net Investment Income to Average Net Assets                   9.47% (5)              8.19% (5)
----------------------------------------------------------------------------------------------------------------

* Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares.
(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.08 and decrease net realized and unrealized gain per share by $0.08. Consequently, the ratio of net investment income to average net assets was increased from 7.92% to 9.47% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2)  Class A Shares were first issued on January 2, 2001.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(4)  Not annualized.
(5)  Annualized.

                       See Notes to Financial Statements.

                         CLARION CMBS VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS


A. Organization: The Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2002 the Fund's proportionate interest in the net assets of the Master Fund was 94.3%. The Master Fund utilizes the services of the Adviser, Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: The Fund records its investment in the Master Fund at value. Valuation of the investments of the Master Fund is discussed in note A1.

         Prior to July 31, 2002 fixed income securities' valuations were based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations were not readily available were determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase were valued at amortized cost, if it approximated market value.

     2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     3. Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     4. Distributions to Shareholders: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Interest income, common expenses of the Fund and gains/losses on investments were allocated to both classes of the Fund based on respective daily net assets of each class. Neither class had preferential dividend rights.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

C. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

E. Purchases and Sales: For the year ended October 31, 2002 the Fund made purchases of $192,255,015 and sales of $92,839,001 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F. Income Taxes: At October 31, 2002, the components of net assets on a tax basis were as follows:

   Net unrealized appreciation                $19,129,019
                                        -----------------------
   Undistributed ordinary income              $ 1,070,062
                                        -----------------------

Net investment income and net realized and unrealized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of amortization of premiums and discounts, and gains and losses on paydown securities.

The tax character of dividends paid during the period was ordinary income.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

G. Change in Accounting Principle: As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities.

The cumulative effect of this accounting change resulted in a $5,602,724 increase in cost of investments and a corresponding $5,602,724 decrease in net unrealized appreciation/depreciation, based on investments owned by the Portfolio on November 1, 2001.

This change has no impact on the net assets of the Fund. The effect of this change for the year ended October 31, 2002, was to increase net investment income by $3,245,463, decrease net unrealized appreciation of investments by $3,136,769, and decrease net realized gain on investment transactions by $108,694.

H.  Class A Capital Share Transactions and Distributions Paid:

Included in the statement of changes under the caption "capital share transactions" are transactions in Class A shares for the periods prior to the combination referred to in Note A as follows:

                                   Period from November 1, 2001     Period from January 2, 2001
                                         to June 30, 2002                to October 31, 2001

                                      Shares         Amount           Shares          Amount
Issued                               8,313,326    $ 71,885,000       4,041,450    $  35,112,000

In lieu of cash distributions          392,468       3,389,534          27,206          236,625

Redeemed                                (1,486)        (12,743)              0                0
                                     ----------------------------------------------------------
                                     8,704,308    $ 75,261,791       4,068,656    $  35,348,625
                                     ==========================================================

Included in the statement of changes under the caption "distributions from net investment income" are distributions paid to Class A shareholders for the periods prior to the combination referred to in Note A as follows:

                                  Period from             Period from
                               November 1, 2001         January 2, 2001
                               to June 30, 2002       to October 31, 2001

Distributions paid                $5,115,541               $1,918,421

                        Report of Independent Accountants

To the Board of Directors and Members of Clarion Value Fund Master, LLC

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Clarion Value Fund Master, LLC (the "Master Fund") at October 31, 2002, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period August 1, 2002 (commencement of investment operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Master Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and broker, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
January 13, 2003

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                                                Face
                                                                               Amount             Value (a)
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (93.63%)
---------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.,
   2000-2 Class J 7.000%, 8/15/10 (b)                                    $      2,000,000      $     1,881,328
Bank of America First Union National Bank,
   2001-3 Class K 6.250%, 10/11/11 (b)                                         12,300,000           10,806,706
Bear Stearns Commercial Mortgage Securities, Inc.,
   2001-EPR Class E 8.388%, 2/12/06 (b)                                         2,000,000            2,159,844
Bear Stearns Commercial Mortgage Securities, Inc.,
   2002-PBW1 Class G 5.830%, 9/11/12 (b)                                        9,317,000            9,212,184
Bear Stearns Commercial Mortgage Securities, Inc.,
   2002-PBW1 Class H 6.000%, 9/11/12 (b)                                        7,199,999            6,325,876
CBM Funding Corp.,
   1996-1 Class D 8.645%, 2/01/08                                                 960,000            1,087,387
Chase Commercial Mortgage Securities Corp.,
   1997-2 Class F 6.600%, 9/19/12 (b)                                           5,800,000            5,296,351
Chase Commercial Mortgage Securities Corp.,
   1998-2 Class E 6.390%, 11/18/08                                              5,022,043            5,305,708
Chase Commercial Mortgage Securities Corp.,
   1998-2 Class F 6.390%, 7/18/13 (b)                                           7,000,000            6,346,760
CS First Boston Mortgage Securities Corp.,
   1995-WF1 Class E 8.199%, 10/21/05 (b)                                        2,000,000            2,004,844
CS First Boston Mortgage Securities Corp.,
   2001-CK6 Class J 6.080%, 11/15/11 (b)                                        2,700,000            2,316,516
CS First Boston Mortgage Securities Corp.,
   2001-CK6 Class K 6.080%, 11/15/11 (b)                                        3,325,000            2,770,400
CS First Boston Mortgage Securities Corp.,
   2001-CP4 Class G 7.530%, 7/15/11 (b)                                         8,784,000            9,682,990
CS First Boston Mortgage Securities Corp.,
   2002-CKP1 Class H 7.434%, 3/15/12 (b)                                        3,893,000            4,220,102
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class G 6.639%, 7/15/12 (b)                                         3,000,000            3,136,524
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class H 6.000%, 7/15/12 (b)                                        11,196,000            9,435,250
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class J 6.000%, 7/15/12 (b)                                        10,000,000            8,227,730
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class K 6.000%, 7/15/12 (b)                                         3,500,000            2,561,017
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class N 6.000%, 7/15/12 (b) (c)                                     4,478,000            1,275,008
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class O 6.000%, 7/15/17 (b) (c)                                    15,675,612            2,399,105
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
   REMIC 1995-T1 Class D 8.370%, 1/25/05 (b)                                    5,839,000            5,818,015
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
   REMIC 1995-T1 Class E 8.370%, 4/25/05 (b)                                   11,087,000           10,806,355
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
   REMIC 1995-T1 Class F 8.370%, 1/25/05 (b) (c)                                9,139,184            2,775,671
Commercial Mortgage Acceptance Corp.,
   1998-C2 Class D 6.742%, 9/15/09                                              4,000,000            4,403,124

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                                                Face
                                                                               Amount             Value (a)
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
---------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.,
   1998-C2 Class E 7.271%, 4/15/10                                       $      3,369,000      $     3,685,238
Commercial Mortgage Acceptance Corp.,
   1998-C2 Class F 5.440%, 5/15/13 (b)                                         10,000,000            8,129,690
Commercial Mortgage Pass-Through Certificates,
   1999-1 Class E 7.237%, 10/15/08                                              8,000,000            8,916,872
Commercial Mortgage Pass-Through Certificates,
   1999-1 Class G 5.645%, 11/15/08 (b)                                          4,000,000            3,613,592
DLJ Commercial Mortgage Corp.,
   1998-CF1 Class B3 7.600%, 1/15/10 (b)                                       10,000,000            9,641,020
DLJ Commercial Mortgage Corp.,
   1998-CF1 Class B4 7.600%, 7/15/13 (b)                                        2,100,000            1,861,043
DLJ Commercial Mortgage Corp.,
   1998-CF1 Class B6 6.410%, 11/15/17 (b)                                      12,500,000            5,360,838
DLJ Commercial Mortgage Corp.,
   1999-CG1 Class B4 5.750%, 3/10/09 (b)                                        8,200,000            7,127,916
DLJ Commercial Mortgage Corp.,
   1999-CG2 Class A1B 7.300%, 6/10/09                                           4,098,000            4,772,887
First Union Chase Commercial Mortgage Corp.,
   1999-C2 Class A1 6.363%, 6/15/08                                             3,300,681            3,533,921
First Union Lehman Brothers Commercial Mortgage Corp.,
   1997-C2 Class F 7.500%, 9/18/15 (b)                                          2,600,000            2,385,906
First Union Lehman Brothers Bank of America Commercial Mortgage Corp.,
   1998-C2 Class A2 6.560%, 11/18/08                                            4,500,000            5,053,361
First Union National Bank Commercial Mortgage Corp.,
   2001-C3 Class H 7.660%, 7/15/11 (b)                                          6,000,000            6,636,564
GMAC Commercial Mortgage Securities, Inc.,
   1999-C1 Class A2 6.175%, 1/15/09                                             3,000,000            3,305,274
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2001-C1 Class H 5.626%, 12/12/11 (b)                                         8,957,500            7,440,323
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2001-CIB3 Class G 6.150%, 1/15/12 (b)                                        7,314,500            6,300,184
J.P. Morgan Commercial Mortgage Finance Corp.,
   1996-C3 Class E 8.196%, 3/25/06                                                500,000              556,660
J.P. Morgan Commercial Mortgage Finance Corp.,
   2000-C9 Class A2 7.770%, 10/15/09                                            6,690,000            7,941,237
LB UBS Commercial Mortgage Trust,
   2000-C3 Class H 7.585%, 2/15/10 (b)                                          6,091,000            5,984,408
LB UBS Commercial Mortgage Trust,
   2000-C3 Class J 7.585%, 2/15/10 (b)                                          8,000,000            7,713,128
LB UBS Commercial Mortgage Trust,
   2002-C1 Class H 6.950%, 3/15/12 (b)                                          9,321,500           10,147,329
LB UBS Commercial Mortgage Trust,
   2002-C2 Class XCL 0.509%, 5/15/17 (b)                                       55,183,404(e)         2,026,279
LB UBS Commercial Mortgage Trust,
   2002-C4 Class XCL 0.527%, 10/15/19 (b)                                     108,646,297(e)         4,753,275

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                                        Face
                                                                       Amount              Value (a)
--------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.,
   1995-C2 Class D 7.756%, 6/15/10                                $        543,259      $       586,656
Merrill Lynch Mortgage Investors, Inc.,
   1996-C1 Class D 7.420%, 4/25/06                                       3,250,000            3,596,583
Merrill Lynch Mortgage Investors, Inc.,
   1997-C2 Class F 6.250%, 12/10/15 (b)                                  6,000,000            5,068,362
Merrill Lynch Mortgage Investors, Inc.,
   1998-C1 Class A3 6.720%, 4/15/16                                      5,000,000            5,373,830
Merrill Lynch Mortgage Trust,
   2002-MW1 Class E 6.219%, 6/12/12 (b)                                  3,945,000            4,125,144
Morgan Stanley Capital I,
   1998-HF1 Class E 7.567%, 2/15/08                                      4,200,000            4,668,560
Morgan Stanley Capital I,
   1998-HF2 Class A2 6.480%, 7/15/08                                     3,500,000            3,908,653
Morgan Stanley Dean Witter Capital I,
   2000-LIF2 Class A1 6.960%, 7/15/08                                    3,395,764            3,778,184
Mortgage Capital Funding, Inc.,
   1995-MC1 Class A4 8.350%, 8/25/05                                     4,337,958            4,337,957
Mortgage Capital Funding, Inc.,
   1997-MC1 Class E 7.915%, 4/20/07                                      4,670,833            5,098,873
Mortgage Capital Funding, Inc.,
   1997-MC1 Class F 7.452%, 5/20/07 (b)                                  3,500,000            3,389,120
Mortgage Capital Funding, Inc.,
   1997-MC2 Class F 7.214%, 11/20/07 (b)                                12,000,000           11,628,276
Mortgage Capital Funding, Inc.,
   1998-MC1 Class H 7.060%, 2/18/08 (b)                                  3,250,000            3,185,507
Mortgage Capital Funding, Inc.,
   1998-MC1 Class J 6.000%, 2/18/08 (b)                                  3,944,000            3,605,680
Mortgage Capital Funding, Inc.,
   1998-MC1 Class K 6.000%, 2/18/08 (b)                                  4,544,000            4,065,103
Nationslink Funding Corp.,
   1998-1, Class F 7.050%, 2/20/08 (b)                                   5,000,000            4,726,955
Prudential Securities Secured Financing Corp.,
   1998-C1 Class A1B 6.506%, 7/15/08                                     2,000,000            2,234,454
Salomon Brothers Mortgage Securities VII,
   2002-KEY2 Class X1 1.358%, 9/18/18 (b)                              102,734,000(e)         7,660,874
Southern Pacific Thrift and Loan Association,
   1996-C1 Class F 5.948%, 9/18/15 (b)                                   6,578,000            5,562,521
Wachovia Bank Commercial Mortgage Trust,
   2002-C2, Class IO1 0.138%, 10/15/22 (b)                              92,461,200(e)         3,301,142
--------------------------------------------------------------------------------------------------------------
   Total Collateralized Mortgage Obligations
   (Cost $326,369,016)                                                                      337,044,174
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                                        Face
                                                                       Amount              Value (a)
--------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (5.04)%
--------------------------------------------------------------------------------------------------------------
United States Treasury Bond
   6.125%, 11/15/27                                               $     15,950,000      $    18,165,551
   (Cost $18,345,711)
--------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES (98.67)%
   (Cost $344,714,727) (d)                                                                  355,209,725
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.33%)                                                      4,770,928
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                    $   359,980,653
==============================================================================================================

(a) See Note A to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    The value of these securities at October 31, 2002 was $254,898,755 or 70.81% of net assets. See Note A4.
(c) Security is deemed illiquid at October 31, 2002 and has been fair valued.
(d) The cost for federal income tax purposes was $335,940,260. At October 31, 2002 net unrealized appreciation for all securities based on tax cost was $19,269,466. This consisted of aggregate gross unrealized appreciation for all securities of $23,778,563 and aggregate gross unrealized depreciation for all securities of $4,509,097.
(e) Represents notional amount of interest-only security.

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

--------------------------------------------------------------------------------
Assets
   Investments, at Cost                                          $  344,714,727
                                                                 ===============
   Investments, at Value                                         $  355,209,725
   Cash                                                               5,599,307
   Interest Receivable                                                2,555,108
--------------------------------------------------------------------------------
   Total Assets                                                     363,364,140
--------------------------------------------------------------------------------
Liabilities
   Securities Purchased Payable                                       3,261,593
   Accrued Expenses                                                     121,894
--------------------------------------------------------------------------------
     Total Liabilities                                                3,383,487
--------------------------------------------------------------------------------
Net Assets                                                       $  359,980,653
================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Period August 1, 2002* through October 31, 2002

-------------------------------------------------------------------------------------------
Investment Income
   Interest                                                            $       6,547,524
-------------------------------------------------------------------------------------------
Expenses
   Administrative Fees                                                            60,159
   Audit Fees                                                                     55,138
   Legal Fees                                                                     48,942
   Custodian Fees                                                                 22,324
   Directors' Fees                                                                 9,920
   Insurance Fees                                                                  3,000
   Other                                                                           8,077
-------------------------------------------------------------------------------------------
   Total Expenses                                                                207,560
-------------------------------------------------------------------------------------------

Net Investment Income                                                          6,339,964
-------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:

Net Realized Gain on Investments                                               2,470,549

Net Change in Unrealized Appreciation on Investments                           6,765,968
-------------------------------------------------------------------------------------------

Net Gain on Investments                                                        9,236,517
-------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $      15,576,481
===========================================================================================

* Commencement of investment operations

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CHANGES IN NET ASSETS


                                                          For the Period
                                                      August 1, 2002* through
                                                         October 31, 2002
                                                      -----------------------

-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from
Operations:
  Net Investment Income                                    $        6,339,964
  Net Realized Gain on Investments                                  2,470,549
  Net Change in Unrealized Appreciation                             6,765,968
-----------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               15,576,481
-----------------------------------------------------------------------------
Contributions/Withdrawals:
  Contributions                                                   346,263,847
  Withdrawals                                                      (1,859,675)
-----------------------------------------------------------------------------
Net Contributions                                                 344,404,172
-----------------------------------------------------------------------------
Increase in Net Assets                                            359,980,653
-----------------------------------------------------------------------------
Net Assets:
Beginning of Period                                                        --
-----------------------------------------------------------------------------
End of Period                                              $      359,980,653
=============================================================================


* Commencement of investment operations

                       See Notes to Financials Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Period August 1, 2002* through October 31, 2002

-------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net increase in net assets resulting from operations                               $      15,576,481
   Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
     Payments for purchase of securities                                                   (174,384,755)
     Proceeds from sale of securities                                                        81,191,719
     Net amortization of premium and accretion of discount                                     (937,454)
     Net change in receivable/payable contributed by Clarion CMBS Value Fund, Inc.            1,550,455
     Interest receivable                                                                     (2,555,108)
     Accrued expenses                                                                           121,894
     Unrealized appreciation on investments                                                  (6,765,968)
     Net realized gain on investments                                                        (2,470,549)
-------------------------------------------------------------------------------------------------------
        Net Cash Used in Operating Activities                                               (88,673,285)
-------------------------------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities:**
   Contributions                                                                             96,132,267
   Withdrawals                                                                               (1,859,675)
-------------------------------------------------------------------------------------------------------
        Net Cash Provided by Financing Activities                                            94,272,592
-------------------------------------------------------------------------------------------------------
Net Increase in Cash                                                                          5,599,307
Cash at Beginning of Period                                                                          --
-------------------------------------------------------------------------------------------------------
Cash at End of Period                                                                 $       5,599,307
=======================================================================================================

*  Commencement of investment operations
** Non-cash financing transactions not included herein consist of in-kind contributions of investments valued at $248,580,405 received from Clarion CMBS Value Fund, Inc.

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                           For the Period
                                                      August 1, 2002 (1) through
                                                           October 31, 2002
                                                      --------------------------
Total Investment Return
   Net Asset Value (2)                                                5.32% (4)
--------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                        $     359,981
Ratio of Expenses to Average Net Assets                               0.25% (3)
Ratio of Net Investment Income to Average Net Assets                  7.69% (3)
Portfolio Turnover Rate                                                 25%
--------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total investment return based on net income and reflects the effects of changes in net asset value on the performance of the Fund during the period.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements.

                         CLARION VALUE FUND MASTER, LLC
                          NOTES TO FINANCIAL STATEMENTS

Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds') investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion CMBS Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

       1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

       2. Federal Income Taxes: The Master Fund will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund will be subject to taxation on its share of the Master Fund's ordinary income and capital gains. It is intended that the Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

       3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                         CLARION VALUE FUND MASTER, LLC
                    NOTES TO FINANCIAL STATEMENTS (Continued)


       4. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

       5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

B. Advisory Services: Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence expenses. Management fees are, however, charged at the feeder funds' level.

C. Administration Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Purchases and Sales: For the year ended October 31, 2002 the Master Fund made purchases of $113,685,693 and sales of $35,234,672 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $63,961,375 and sales of $45,957,047 of long-term U.S. Government securities during the period.

E. Other: At October 31, 2002, Clarion CMBS Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 94.3% and 5.7% of the net assets of the Master Fund, respectively.

DIRECTORS AND OFFICERS

The directors and executive officers of Clarion CMBS Value Fund Inc. and Clarion Value Fund Master, LLC, and their principal occupations during the past five years are:

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL OCCUPATIONS
         DIRECTOR                    POSITION                 DURING PAST FIVE YEARS
         --------                    --------                 ----------------------
-------------------------------------------------------------------------------------------
   Stephen C. Asheroff       Director                 Retired in 1996 as Head of
        Age 55                                        Specialized Lending at NatWest
                                                      Bancorp
-------------------------------------------------------------------------------------------
   E. Robert Roskind         Director                 Chmn/CEO of Lexington Corporate
        Age 57                                        Property Trust
-------------------------------------------------------------------------------------------
   Steven N. Fayne           Director                 Managing Director, GMAC
        Age 50                                        Commercial Mortgage, a division of
                                                      Newman Financial Services, Inc.;
                                                      Managing Director, ARCS
                                                      Affordable Housing
-------------------------------------------------------------------------------------------
   I. Trevor Rozowsky        Director                 CFO / CCO Virtual Bank; President
        Age 40                                        Virtual Bank Mortgage; prior thereto,
                                                      Senior Vice President, Ocwen
                                                      Financial Corporation
-------------------------------------------------------------------------------------------
   Frank L. Sullivan, Jr.    Chairman of the Board    Managing Director, Clarion Partners
        Age 57
-------------------------------------------------------------------------------------------
   Daniel Heflin             President, CEO and       President, Clarion Capital
        Age 38               Director
-------------------------------------------------------------------------------------------
   Joanne M. Vitale          Secretary and Director   Director, Clarion Partners
        Age 45
-------------------------------------------------------------------------------------------
   Frederick D. Arenstein    Treasurer and            Vice President and Controller,
        Age 47               Compliance Officer       Clarion Capital
-------------------------------------------------------------------------------------------
   Robert S. Kopchains       Vice President           Director, Clarion Capital
        Age 38
-------------------------------------------------------------------------------------------